Employee benefits	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Employee benefits
Employee benefits
The amounts recognized in the balance sheet are as follows:

(in thousands of USD)	December 31, 2018	December 31, 2017	December 31, 2016
NET LIABILITY AT BEGINNING OF PERIOD	(3,984)	(2,846)	(2,038)
Recognized in profit or loss	(616)	(827)	(261)
Recognized in other comprehensive income	120	64	(646)
Foreign currency translation differences	144	(375)	99
NET LIABILITY AT END OF PERIOD	(4,336)	(3,984)	(2,846)

Present value of funded obligation	(3,538)	(3,537)	(2,846)
Fair value of plan assets	2,970	2,760	2,117
	(568)	(777)	(729)
Present value of unfunded obligations	(3,768)	(3,207)	(2,117)
NET LIABILITY	(4,336)	(3,984)	(2,846)

Amounts in the balance sheet:
Liabilities	(4,336)	(3,984)	(2,846)
Assets	—	—	—
NET LIABILITY	(4,336)	(3,984)	(2,846)

Liability for defined benefit obligations
The Group makes contributions to three defined benefit plans that provide pension benefits for employees upon retirement.
One plan - the Belgian plan - is fully insured through an insurance company. The second and third - French and Greek plans - are uninsured and unfunded. The unfunded obligations include provisions in respect of LTIP 2016, LTIP 2017 and LTIP 2018 (see Note 13).
The Group expects to contribute the following amount to its defined benefit pension plans in 2019: USD 284,722.